Financial Liabilities - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Pending payment amount from undiscounted cash flows of loans and other payables	€ 36,000,000	€ 59,000,000
Payments made from undiscounted cash flows of loans and other payables	108,000,000	235,000,000
Debentures and bonds issued	32,156,000,000	36,502,000,000
Commercial papers issuable	5,000,000,000
Promissory notes issued	32,156,000,000
Commercial papers issued		1,248,000,000
Promissory notes issuable, allowed increase	2,000,000,000
Available financing capacity	12,182,000,000	€ 13,354,000,000
Borrowings maturing in more than twelve months	€ 11,791,000,000
Latin America
Disclosure of financial liabilities [line items]
Proportion of gross debt (as a percent)	1.00%
2022
Disclosure of financial liabilities [line items]
Interest payable	€ 1,150,000,000
Promissory notes issued	3,450,000,000
2023
Disclosure of financial liabilities [line items]
Interest payable	1,056,000,000
Promissory notes issued	1,452,000,000
2024
Disclosure of financial liabilities [line items]
Interest payable	981,000,000
Promissory notes issued	1,134,000,000
2025
Disclosure of financial liabilities [line items]
Interest payable	927,000,000
Promissory notes issued	2,840,000,000
2026
Disclosure of financial liabilities [line items]
Interest payable	875,000,000
Promissory notes issued	2,111,000,000
Subsequent years
Disclosure of financial liabilities [line items]
Interest payable	8,143,000,000
Promissory notes issued	21,169,000,000
Derivative instruments
Disclosure of financial liabilities [line items]
Fair value of current financial liabilities	995,000,000
Fair value of non-current liabilities	2,772,000,000
Commercial Paper
Disclosure of financial liabilities [line items]
Promissory notes issued	€ 999,000,000
Average interest rate (as a percent)	0.46%	0.28%
Promissory note
Disclosure of financial liabilities [line items]
Promissory notes issued	€ 30,000,000	€ 269,000,000
Loans and other payables
Disclosure of financial liabilities [line items]
Average interest rate (as a percent)	1.30%	1.29%